Segment reporting - Measures of performance (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net revenue	R$ 1,962,525,000	R$ 1,317,346,000	R$ 631,147,000
Adjusted EBITDA	R$ 843,231,000	R$ 524,905,000	R$ 237,937,000
% Adjusted EBITDA margin	42.97%	39.84%	37.70%
Profit (loss)	R$ 108,792,000	R$ 93,320,000	R$ 70,648,000
Digital education undergraduate courses
Disclosure of operating segments [line items]
Net revenue	1,414,508,000	998,220,000	531,716,000
Adjusted EBITDA	R$ 576,524,000	R$ 387,373,000	R$ 188,936,000
% Adjusted EBITDA margin	40.76%	38.81%	35.53%
Continuing education courses
Disclosure of operating segments [line items]
Net revenue	R$ 101,830,000	R$ 68,058,000	R$ 52,460,000
Adjusted EBITDA	R$ 53,769,000	R$ 38,085,000	R$ 26,898,000
% Adjusted EBITDA margin	52.80%	55.95%	51.27%
On-campus undergraduate courses
Disclosure of operating segments [line items]
Net revenue	R$ 446,187,000	R$ 251,068,000	R$ 46,971,000
Adjusted EBITDA	R$ 212,938,000	R$ 99,447,000	R$ 22,103,000
% Adjusted EBITDA margin	47.72%	39.61%	47.06%
Adjustments or eliminations
Disclosure of operating segments [line items]
Profit (loss)		R$ 0	R$ 0
Inter-segment eliminations
Disclosure of operating segments [line items]
Net revenue		R$ 0	R$ 0